United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

The schedule of investments as of July 31, 2006 is filed herewith.

FOCUSED EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — July 31, 2006 — (unaudited)

		Value
Securtiy Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.2%

Domestic Equity Securities - 84.3%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A+	11,667,318	$196,594,307

SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	12,720,824	223,886,493

SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	3,295,248	44,485,852

SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	3,240,868	44,075,797

SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	899,994	15,983,900

SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	980,559	17,532,400

Total Domestic Equity Securities
(cost $509,556,424)		542,558,749

International Equity Securities - 15.9%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $89,023,985)	5,120,456	102,204,308

Total Long-Term Investment Securities
(cost $598,580,409)(1)	100.2%	644,763,057
Liabilities in excess of other assets	(0.2)	(1,042,935)

NET ASSETS	100.0%	$643,720,122

+                 Non-income producing securities

#                 See Note 3

@            The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2006 — (unaudited)

		Value
Securtiy Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.0%

Domestic Equity Securities - 70.8%

SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A	4,374,432	$77,121,230
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A+	4,077,629	68,708,054
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	4,795,790	84,405,903
SunAmerica Focused Series, Inc.
Focused Multi-Cap Growth Portfolio,
Class A+	3,839,599	83,472,891
SunAmerica Focused Series, Inc.
Focused Multi-Cap Value Portfolio,
Class A	3,973,069	87,725,364
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	4,748,841	84,339,414
SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	4,640,616	82,974,222

Total Domestic Equity Securities
(cost $504,892,611)		568,747,078

Fixed Income Securities - 17.4%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	6,370,791	69,505,326
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	20,045,978	70,561,844
Total Fixed Income Securities
(cost $142,482,740)		140,067,170

International Equity Securities - 11.8%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $75,836,437)	4,753,643	94,882,722

Total Long-Term Investment Securities —
(cost $723,211,788)(1)	100.0%	803,696,970
Other assets less liabilities	0.0	272,101

NET ASSETS —	100.0%	$803,969,071

+                 Non-income producing securities

#                 See Note 3

@            The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2006 — (unaudited)

		Value
Securtiy Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.2%

Domestic Equity Securities - 55.5%

SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A+	5,554,245	$93,589,033
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	6,064,621	106,737,326
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	1,585,079	21,398,561
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	1,545,594	21,020,080
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	423,403	7,519,637
SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	421,774	7,541,312

Total Domestic Equity Securities
(cost $238,689,707)		257,805,949

Fixed Income Securities - 34.2%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	7,243,800	79,029,863
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	22,658,788	79,758,933

Total Fixed Income Securities
(cost $161,469,168)		158,788,796

International Equity Securities - 10.5%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $42,147,467)	2,431,673	48,536,188

Total Long-Term Investment Securities
(cost $442,306,342)(1)	100.2%	465,130,933
Liabilities in excess of other assets	(0.2)%	(945,003)

NET ASSETS	100.0%	$464,185,930

+                 Non-income producing securities

#                 See Note 3

@            The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2006 — (unaudited)

		Value
Securtiy Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.7%

Domestic Equity Securities - 29.8%

SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A+	524,140	8,831,757
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	569,681	10,026,392

Total Domestic Equity Securities
(cost $17,509,409)		18,858,149

Fixed Income Securities - 65.6%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	475,280	5,185,302
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	1,163,797	5,353,466
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	4,490,616	15,806,969
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	1,673,292	15,210,224

Total Fixed Income Securities
(cost $41,853,099)		41,555,961

International Equity Securities - 5.3%

SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $2,783,202)	168,983	$3,372,905

Total Long-Term Investment Securities —
(cost $62,145,710)(1)	100.7%	63,787,015
Liabilities in excess of other assets	(0.7)	(417,241)

NET ASSETS —	100.0%	63,369,774

+                 Non-income producing securities

#                 See Note 3

@            The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2006 — (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.5%

Domestic Equity Securities - 10.7%

SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A (cost $2,162,333)	137,886	$2,430,935

Fixed Income Securities - 89.8%

SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	440,190	4,802,471
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	548,334	2,522,339
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	1,884,880	6,634,777
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	719,476	6,540,034

Total Fixed Income Securities
(cost $20,646,385)		20,499,621

Total Long-Term Investment Securities —
(cost $22,808,718)(1)	100.5%	22,930,556
Liabilities in excess of other assets	(0.5)	(108,944)

NET ASSETS	100.0%	$22,821,612

#                 See Note 3

@            The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — July 31, 2006 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.4%
Aerospace & Military Technology — 3.3%
General Dynamics Corp.	654,644	$43,874,241

Broadcasting & Media — 10.1%
Comcast Corp., Class A +	1,819,168	62,542,996
News Corp., Class A	1,918,900	36,919,636
XM Satellite Radio Holdings, Inc., Class A +	2,924,800	33,927,680

		133,390,312

Computers & Business Equipment — 3.0%
Apple Computer, Inc.+	573,000	38,941,080

Electronics — 4.4%
Garmin, Ltd.	331,600	31,498,684
NVIDIA Corp.+	1,203,700	26,637,881

		58,136,565

Energy Services — 5.5%
National-Oilwell Varco, Inc.+	631,300	42,322,352
Schlumberger, Ltd.	450,800	30,135,980

		72,458,332

Energy Sources — 7.8%
Marathon Oil Corp.	502,400	45,537,536
Peabody Energy Corp.	816,100	40,723,390
Valero Energy Corp.	242,300	16,338,289

		102,599,215

Financial Services — 11.4%
Affiliated Managers Group, Inc.+	402,600	36,858,030
Chicago Mercantile Exchange Holdings, Inc.	191,130	88,149,156
E*TRADE Financial Corp.+	1,072,600	25,002,306

		150,009,492

Food, Beverage & Tobacco — 3.7%
Archer-Daniels-Midland Co.	1,102,900	48,527,600

Health Services — 6.8%
UnitedHealth Group, Inc.	1,865,877	89,244,897

Housing & Household Durables — 3.8%
Lennar Corp., Class A	1,113,920	49,825,642

Internet Content — 4.2%
eBay, Inc.+	2,307,600	55,543,932

Leisure & Tourism — 4.8%
Las Vegas Sands Corp.+	1,020,884	63,325,434

Manufacturing — 2.8%
Textron, Inc.	414,000	37,222,740

Pharmaceuticals — 6.2%
Genentech, Inc.+	1,011,136	81,720,011

Telecommunications — 6.2%
America Movil SA de CV, Series L ADR	1,384,800	49,548,144
QUALCOMM, Inc.	932,465	32,878,716

		82,426,860

Transportation — 11.4%
Burlington Northern Santa Fe Corp.	1,161,792	80,059,087
Expeditors International of Washington, Inc.	559,000	25,417,730
FedEx Corp.	430,005	45,025,823

		150,502,640

Total Long-Term Investment Securities
(cost $1,099,536,627)		1,257,748,993

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Federal Home Loan Bank	$41,400,000	41,145,333
Consolidated Discount Notes
5.15% due 09/13/06
Federal National Mtg. Assoc.	2,100,000	2,093,144
Discount Notes
5.11% due 08/24/06
Total Short-Term Investment Securities
(cost $43,238,477)		43,238,477

REPURCHASE AGREEMENTS — 3.1%
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $40,392,366 and collaterized by $42,695,000 of Federal Home Loan Mtg Corp. Bonds, bearing interest at 5.20% due 03/05/19 and having an approximate value of $41,200,675	40,389,000	40,389,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $747,062 and collaterized by $845,000 of Federal Home Mtg. Assoc. Bonds, bearing interest at 5.50% due 07/14/28 and having an approximate value of $763,344	747,000	747,000

Total Repurchase Agreements
(cost $41,136,000)	41,136,000	41,136,000

TOTAL INVESTMENTS -
(cost $1,183,911,104)(1)	101.8%	1,342,123,470
Liabilities in excess of other assets	(1.8)	(23,620,127)
NET ASSETS-	100.0%	$1,318,503,343

+  Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 (unaudited)

	Shares/
Security Description	Principal Amount	Value (Note 1)

COMMON STOCK — 95.1%
Banks — 6.5%
Commerce Bancorp, Inc.	488,455	$16,592,816
UBS AG	158,600	8,627,840
		25,220,656

Business Services — 1.7%
CoStar Group, Inc.+	156,407	6,783,372

Computer Software — 16.3%
Activision, Inc.+	951,800	11,374,010
Adobe Systems, Inc.+	443,500	12,644,185
Autodesk, Inc.+	385,900	13,163,049
SAP AG ADR	354,390	16,170,816
THQ, Inc.+	436,200	9,897,378
		63,249,438

Computers & Business Equipment — 4.8%
Apple Computer, Inc.+	272,895	18,545,944

Electronics — 8.0%
AMETEK, Inc.	285,000	12,089,700
Tessera Technologies, Inc.+	608,339	19,144,428
		31,234,128

Energy Services — 2.5%
Smith International, Inc.	222,200	9,903,454

Energy Sources — 2.2%
Forest Oil Corp.+	249,600	8,364,096

Food, Beverage & Tobacco — 4.7%
Bunge, Ltd.	333,670	18,211,709

Internet Content — 7.5%
Google, Inc., Class A+	49,505	19,138,633
Yahoo!, Inc.+	366,600	9,949,524
		29,088,157

Internet Software — 2.5%
Openwave Systems, Inc.+	1,459,700	9,619,423

Leisure & Tourism — 3.6%
Regal Entertainment Group, Class A	720,300	14,161,098

Machinery — 2.8%
Rockwell Automation, Inc.	174,900	10,840,302

Manufacturing — 3.3%
ITT Corp.	253,200	12,799,260

Medical Products — 7.3%
Haemonetics Corp.+	318,100	13,955,047
Intuitive Surgical, Inc.+	151,705	14,442,316
		28,397,363

Metals & Mining — 3.2%
Precision Castparts Corp.	211,500	12,615,975

Pharmaceuticals — 12.4%
Celgene Corp.+	480,095	22,991,750
Genzyme Corp.+	186,500	12,734,220
Schering-Plough Corp.	608,500	12,437,740
		48,163,710

Restaurants — 3.6%
Chipotle Mexican Grill, Inc., Class A+	267,365	14,036,662

Retail — 2.2%
The Children’s Place Retail Stores, Inc.+	153,400	8,562,788

Total Long-Term Investment Securities
(cost $345,303,203)		369,797,535

SHORT-TERM INVESTMENT SECURITIES — 5.2%
U.S. Government Agencies — 5.2%
Federal Home Loan Bank Consolidated Disc. Notes 5.05% due 08/01/06
(cost $20,300,000)	$20,300,000	20,299,985

REPURCHASE AGREEMENTS — 2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	344,000	344,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $10,275,856 and collateralized by $10,485,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.25%, due 12/28/06 and having an approximate value of $10,485,000	10,275,000	10,275,000
Total Repurchase Agreements
(cost $10,619,000)		10,619,000

TOTAL INVESTMENTS —
(cost $376,222,203)(1)	103.1%	400,716,520
Liabilities in excess of other assets	(3.1)	(12,065,484)
NET ASSETS—	100.0%	$388,651,036

+      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 98.5%
Automotive — 2.5%
Autoliv, Inc.	32,000	$1,797,440

Business Services — 16.8%
Alliance Data Systems Corp.+	39,781	2,041,561
McDermott International, Inc.+	97,300	4,431,042
Pool Corp.	84,000	3,270,120
Republic Services, Inc.	65,400	2,626,464
		12,369,187

Chemicals — 3.7%
Airgas, Inc.	75,300	2,729,625

Electronics — 8.8%
Integrated Device Technology, Inc.+	149,810	2,317,561
L-3 Communications Holdings, Inc.	23,500	1,730,775
Microchip Technology, Inc.	75,450	2,434,017
		6,482,353

Energy Services — 3.6%
Helmerich & Payne, Inc.	95,100	2,632,368

Energy Sources — 1.9%
Southwestern Energy Co.+	40,700	1,400,080

Financial Services — 7.0%
Affiliated Managers Group, Inc.+	32,900	3,011,995
IntercontinentalExchange, Inc.+	36,300	2,163,480
		5,175,475

Health Services — 7.5%
DaVita, Inc.+	110,000	5,502,200

Leisure & Tourism — 6.6%
Harrah’s Entertainment, Inc.	34,100	2,049,751
Penn National Gaming, Inc.+	84,450	2,792,762
		4,842,513

Medical Products — 7.4%
Mentor Corp.	61,775	2,746,516
ResMed, Inc.+	57,800	2,682,498
		5,429,014

Metals & Mining — 5.3%
Carpenter Technology Corp.	19,000	1,869,600
Martin Marietta Materials, Inc.	24,900	2,004,948
		3,874,548

Pharmaceuticals — 5.9%
Gilead Sciences, Inc.+	26,200	1,610,776
Shire PLC ADR	56,000	2,716,560
		4,327,336

Real Estate Investment Trusts — 8.5%
CapitalSource, Inc.	151,000	3,562,090
Global Signal, Inc.	58,850	2,686,502
		6,248,592

Telecommunications — 13.0%
Amdocs, Ltd.+	78,500	2,847,980
American Tower Corp., Class A+	81,900	2,768,220
Comverse Technology, Inc.+	117,140	2,270,173
j2 Global Communications, Inc.+	59,600	1,668,800
		9,555,173

Total Long-Term Investment Securities
(cost $68,851,504)		72,365,904

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 08/01/06	$1,460,000	1,460,000
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 08/01/06	448,000	448,000
Total Short-Term Investment Securities
(cost $1,908,000)		1,908,000

TOTAL INVESTMENTS —
(cost $70,759,504)(1)	101.1%	74,273,904
Liabilities in excess of other assets	(1.1)	(790,860)
NET ASSETS—	100.0%	$73,483,044

+	Non-income producing securities
(1)	See Note 4 for cost of investments on a tax basis
ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 97.7%
Apparel & Textiles — 3.8%
Carter’s Inc.+	100,000	$2,181,000
Guess?, Inc.+	142,400	6,066,240
Volcom, Inc.+	174,100	3,504,633

		11,751,873

Automotive — 1.4%
CarMax, Inc.+	120,000	4,176,000

Banks — 3.1%
PrivateBancorp, Inc.	74,600	3,506,946
Signature Bank+	191,800	6,162,534

		9,669,480

Broadcasting & Media — 1.3%
Focus Media Holding, Ltd. ADR+	64,532	4,040,349

Business Services — 4.7%
ChoicePoint, Inc.+	130,000	4,440,800
Digital River, Inc.+	157,800	7,075,752
Stamps.com, Inc.+	144,100	2,938,199

		14,454,751

Computers & Business Equipment — 1.2%
Trident Microsystems, Inc.+	219,600	3,781,512

Education — 2.4%
DeVry, Inc.+	270,000	5,697,000
Universal Technical Institute, Inc.+	90,000	1,811,700

		7,508,700

Electronics — 3.1%
FormFactor, Inc.+	150,700	6,460,509
Itron, Inc.+	54,100	2,517,814
Zoran Corp.+	38,285	614,474

		9,592,797

Energy Services — 8.2%
Bronco Drilling Co., Inc.+	231,800	4,768,126
Grey Wolf, Inc.+	779,300	5,969,438
Hercules Offshore, Inc.+	155,800	5,568,292
Oceaneering International, Inc.+	204,400	8,936,368

		25,242,224

Energy Sources — 4.1%
Carrizo Oil & Gas, Inc.+	202,600	5,998,986
Encore Acquisition Co.+	215,000	6,548,900

		12,547,886

Financial Services — 6.5%
Euronet Worldwide, Inc.+	229,549	5,832,840
International Securities Exchange, Inc.	120,000	4,882,800
Jefferies Group, Inc.	250,000	6,495,000
The First Marblehead Corp.	64,000	2,931,200

		20,141,840

Health Services — 18.0%
Amedisys, Inc.+	148,300	5,663,577
AMERIGROUP Corp.+	225,000	6,547,500
Centene Corp.+	265,400	4,312,750
Eclipsys Corp.+	263,000	5,133,760
HealthExtras, Inc.+	200,000	5,192,000
LCA-Vision, Inc.	250,893	10,826,033
Manor Care, Inc.	180,000	9,009,000
WellCare Health Plans, Inc.+	180,000	8,830,800

		55,515,420

Household & Personal Products — 3.0%
Herbalife, Ltd.+	116,300	4,154,236
Jarden Corp.+	179,350	5,199,356

		9,353,592

Housing & Household Durables — 0.4%
Brookfield Homes Corp.	50,000	1,219,500

Insurance — 3.3%
Arch Capital Group, Ltd.+	110,000	6,694,600
Axis Capital Holdings, Ltd.	120,000	3,547,200

		10,241,800

Internet Content — 4.5%
aQuantive, Inc.+	273,129	5,599,144
Baidu.com, Inc. ADR +	77,500	5,572,250
Redback Networks, Inc.+	171,600	2,652,936

		13,824,330

Leisure & Tourism — 6.2%
Kerzner International, Ltd.+	120,000	9,600,000
Wynn Resorts, Ltd.+	150,000	9,601,500

		19,201,500

Machinery — 1.4%
TurboChef Technologies, Inc.+	442,076	4,407,498

Manufacturing — 4.7%
Actuant Corp., Class A	77,200	3,397,572
Ceradyne, Inc.+	148,934	7,281,383
Ladish Co., Inc.+	111,100	3,777,400

		14,456,355

Medical Products — 5.7%
Edwards Lifesciences Corp.+	163,000	7,211,120
Intuitive Surgical, Inc.+	58,885	5,605,852
SonoSite, Inc.+	147,000	4,745,160

		17,562,132

Pharmaceuticals — 3.7%
Adams Respiratory Therapeutics, Inc.+	129,100	5,773,352
Aspreva Pharmaceuticals Corp.+	230,500	5,552,745

		11,326,097

Restaurants — 2.8%
Red Robin Gourmet Burgers, Inc.+	105,600	4,102,560
Texas Roadhouse, Inc., Class A+	238,300	2,578,406
The Cheesecake Factory, Inc.+	85,000	1,942,250

		8,623,216

Retail — 2.1%
Select Comfort Corp.+	326,250	6,573,938

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	140,000	6,409,200

Total Long-Term Investment Securities
(cost $259,725,859)		301,621,990

REPURCHASE AGREEMENTS — 2.1%
Agreements with State Street Bank & Trust Co., bearing interest at 4.85% dated 07/31/06, to be repurchased 08/01/06 in the amount of $1,366,184 and collaterized by $1,415,000 of Federal Home Loan Bank Notes, bearing interest at 3.75% due 08/15/08 and having an approximate value of $1,396,796	$1,366,000	1,366,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $4,550,379 and collaterized by $4,330,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13% due 06/15/10 and having an approximate value of $4,643,925	4,550,000	4,550,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $647,054 and collaterized by $735,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50% due 07/14/28 and having an approximate value of $663,974	647,000	647,000

Total Repurchase Agreements
(cost $6,563,000)		6,563,000

TOTAL INVESTMENTS -
(cost $266,288,859)(1)	99.8%	308,184,990
Other assets less liabilities	0.2	770,378
NET ASSETS-	100.0%	$308,955,368

+  Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.3%
Banks — 8.1%
Bank of America Corp.	669,800	$34,514,794
Washington Mutual, Inc.	312,500	13,968,750

		48,483,544

Broadcasting & Media — 2.4%
News Corp., Class A	759,300	14,608,932

Computer Software — 3.8%
Computer Sciences Corp. †	430,000	22,527,700

Computers & Business Equipment — 7.3%
Hewlett-Packard Co.	680,000	21,698,800
Xerox Corp. †	1,550,000	21,839,500

		43,538,300

Conglomerate — 3.9%
General Electric Co.	705,900	23,075,871

Energy Services — 1.9%
Apache Corp.	161,500	11,380,905

Energy Sources — 23.5%

Chevron Corp.	137,100	9,018,438
ConocoPhillips	639,200	43,874,688
Exxon Mobil Corp.	315,400	21,365,196
Marathon Oil Corp.	250,000	22,660,000
Sunoco, Inc.	320,000	22,252,800
Valero Energy Corp.	330,000	22,251,900

		141,423,022

Financial Services — 9.5%
Citigroup, Inc.	482,000	23,285,420
Fannie Mae	354,800	16,998,468
Freddie Mac	293,700	16,993,482

		57,277,370

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.	378,500	30,268,645
UST, Inc.	211,000	10,666,050

		40,934,695

Health Services — 9.4%
Aetna, Inc.	480,000	15,115,200
Caremark Rx, Inc.	380,000	20,064,000
UnitedHealth Group, Inc.	445,000	21,284,350

		56,463,550

Medical Products — 2.9%
Johnson & Johnson	276,000	17,263,800

Metals & Mining — 3.9%
Nucor Corp.	440,000	23,394,800

Pharmaceuticals — 2.0%
Pfizer, Inc.	470,500	12,228,295

Retail — 4.1%
J.C. Penney Co., Inc.	330,000	20,776,800
Wal-Mart Stores, Inc.	83,900	3,733,550

		24,510,350

Telecommunications — 4.8%
AT&T, Inc.	511,700	15,345,883
Motorola, Inc.	599,600	13,646,896

		28,992,779

Total Long-Term Investment Securities
(cost $493,959,174)		566,103,913

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 08/01/06
(cost $13,605,000)	$13,605,000	13,605,000

REPURCHASE AGREEMENTS — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)
(cost $6,273,000)	6,273,000	6,273,000

TOTAL INVESTMENTS
(cost $513,837,174) (1)	97.6%	585,981,913
Other assets less liabilities	2.4	14,689,643

NET ASSETS	100.0%	$600,671,556

†        Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

Open Future Contracts

Number				Value as of	Unrealized Appreciation
of Contracts	Description	Expiration Date	Value at Trade Date	July 31, 2006	(Depreciation)
41 Long	S&P 500 Index	September 2006	$13,056,500	$13,138,450	$81,950

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.4%
Apparel & Textiles — 3.1%
V.F. Corp.	275,200	$18,664,064

Automotive — 5.4%
AutoZone, Inc.+	178,000	15,640,860
Ford Motor Co.	2,427,000	16,188,090
		31,828,950

Banks — 5.6%
Golden West Financial Corp.	234,900	17,302,734
Mellon Financial Corp.	457,527	16,013,445
		33,316,179

Broadcasting & Media — 3.3%
Clear Channel Communications, Inc.	676,900	19,596,255

Chemicals — 2.7%
du Pont (E.I.) de Nemours & Co.	397,500	15,764,850

Conglomerate — 8.8%
General Electric Co.	479,000	15,658,510
Hutchison Whampoa, Ltd.	3,985,000	36,335,905
		51,994,415

Electronics — 4.3%
AVX Corp.	1,683,700	25,491,218

Energy Sources — 10.5%
Devon Energy Corp.	341,300	22,061,632
EnCana Corp.	746,000	40,328,760
		62,390,392

Financial Services — 2.5%
CIT Group, Inc.	317,400	14,571,834

Food, Beverage & Tobacco — 2.8%
The Coca-Cola Co.	376,000	16,732,000

Forest Products — 3.0%
International Paper Co.	511,000	17,542,630

Insurance — 5.4%
Assurant, Inc.	362,300	17,451,991
ProAssurance Corp.+	287,900	14,311,509
		31,763,500

Machinery — 2.5%
Alamo Group, Inc.	746,909	14,669,293

Metals & Mining — 6.9%
POSCO ADR	471,900	29,135,106
Vulcan Materials Co.	177,000	11,853,690
		40,988,796

Pharmaceuticals — 7.6%
Daiichi Sankyo Co., Ltd	973,900	26,758,995
Pfizer, Inc.	693,000	18,011,070
		44,770,065

Real Estate Companies — 7.2%
Forest City Enterprises, Inc., Class A	558,950	27,891,605
Hang Lung Properties, Ltd.	7,410,000	14,628,890
		42,520,495

Telecommunications — 11.0%
AT&T, Inc.	585,000	17,544,150
Deutsche Telekom AG ADR	1,044,000	16,202,880
Verizon Communications, Inc.	499,000	16,876,180
Windstream Corp.	1,174,805	14,720,307
		65,343,517

Transportation — 1.8%
Teekay Shipping Corp.	241,700	10,383,432

Total Long-Term Investment Securities
(cost $450,714,889)		558,331,885

REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $22,605,884 and collateralized by $25,530,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $23,062,934	$22,604,510	22,604,510
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $4,034,336 and collateralized by $3,840,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13%, due 06/15/10 and having an approximate value of $4,118,400	4,034,000	4,034,000
Total Repurchase Agreements
(cost $26,638,000)		26,638,000

TOTAL INVESTMENTS —
(cost $477,352,889)(1)	98.9%	584,969,885
Other assets less liabilities	1.1	6,586,631
NET ASSETS—	100.0%	$591,556,516

+  Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 96.3%
Apparel & Textiles — 2.2%
Jones Apparel Group, Inc.	54,000	$1,598,400

Banks — 3.8%
Hudson City Bancorp, Inc.	210,000	2,723,700

Business Services — 2.3%
R.H. Donnelley Corp.	32,000	1,670,720

Chemicals — 6.4%
Ashland Inc.	36,000	2,394,360
Cytec Industries, Inc.	42,000	2,243,220
		4,637,580

Conglomerate — 5.5%
Groupe Bruxelles Lambert SA	22,000	2,318,481
Walter Industries, Inc.	36,500	1,633,740
		3,952,221

Electronics — 5.6%
Symbol Technologies, Inc.	165,000	1,823,250
Thomas & Betts Corp.+	46,500	2,200,845
		4,024,095

Energy Sources — 7.0%
Canadian Oil Sands Trust	50,000	1,644,429
Pioneer Natural Resources Co.	74,500	3,378,575
		5,023,004

Financial Services — 15.1%
CBOT Holdings, Inc., Class A+	24,000	3,007,200
International Securities Exchange, Inc.	60,000	2,441,400
NYSE Group, Inc.+	58,000	3,607,020
The Nasdaq Stock Market, Inc.+	66,000	1,816,980
		10,872,600

Household & Personal Products — 3.8%
Newell Rubbermaid, Inc.	104,000	2,741,440

Insurance — 3.3%
Conseco, Inc.+	104,000	2,371,200

Machinery — 6.7%
Kennametal, Inc.	50,000	2,662,500
Zebra Technologies Corp., Class A+	70,000	2,194,500
		4,857,000

Manufacturing — 6.8%
Carlisle Cos., Inc.	27,500	2,196,975
Thermo Electron Corp.+	73,000	2,701,730
		4,898,705

Metals & Mining — 8.7%
Martin Marietta Materials, Inc.	49,500	3,985,740
The Timken Co.	72,500	2,334,500
		6,320,240

Telecommunications — 2.8%
ADTRAN, Inc.	93,000	2,033,910

Transportation — 3.6%
YRC Worldwide, Inc.+	65,000	2,585,700

Utilities — 12.7%
Allegheny Energy, Inc.+	125,000	5,131,250
Korea Electric Power Corp. ADR	90,000	1,722,600
Sierra Pacific Resources+	160,000	2,312,000
		9,165,850

Total Investment Securities —
(cost $65,905,954)		69,476,365

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 08/01/06	$2,361,000	2,361,000
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 08/01/06	361,000	361,000
Total Short-Term Investment Securities
(cost $2,722,000)		2,722,000

TOTAL INVESTMENTS —
(cost $68,627,954)(1)	100.1%	72,198,365
Liabilities in excess of other assets	(0.1)	(73,979)
NET ASSETS—	100.0%	$72,124,386

+        Non-income producing securities

(1)      See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 94.7%
Aerospace & Military Technology — 1.5%
Esterline Technologies Corp.+	129,000	$5,460,570

Apparel & Textiles — 3.5%
Phillips-Van Heusen Corp.	155,000	5,507,150
Wolverine World Wide, Inc.	280,000	7,123,200

		12,630,350

Automotive — 2.5%
Winnebago Industries, Inc.	316,200	9,141,342

Banks — 2.7%
Dime Community Bancshares	500,000	6,985,000
Taylor Capital Group, Inc.	92,000	2,904,440

		9,889,440

Broadcasting & Media — 2.5%
Journal Register Co.	417,300	3,196,518
Martha Stewart Living Omnimedia, Inc., Class A+	341,900	5,798,624

		8,995,142

Business Services — 8.9%
ACCO Brands Corp.+	251,600	4,938,908
American Ecology Corp.	100,000	2,173,000
Chemed Corp.	161,800	5,951,004
Clark, Inc.	428,000	5,165,960
MPS Group, Inc.+	617,100	8,016,129
Watson Wyatt Worldwide, Inc., Class A	182,395	6,011,739

		32,256,740

Chemicals — 5.1%
PW Eagle, Inc.	281,000	8,163,050
Terra Industries, Inc.+	364,100	2,614,238
UAP Holding Corp.	389,660	7,676,302

		18,453,590
Electronics — 11.6%
Axcelis Technologies, Inc.+	712,700	3,941,231
Cabot Microelectronics Corp.+	128,705	3,832,835
Emulex Corp.+	355,800	5,297,862
Encore Wire Corp.+	145,700	5,170,893
Rudolph Technologies, Inc.+	444,500	6,182,995
Technitrol, Inc.	247,700	6,138,006
Varian Semiconductor Equipment Associates, Inc.+	209,000	6,625,300
Zygo Corp.+	330,000	5,118,300

		42,307,422

Energy Services — 2.0%
Swift Energy Co.+	152,100	7,300,800

Energy Sources — 5.8%
Comstock Resources, Inc.+	250,800	7,378,536
Covanta Holding Corp.+	333,800	5,891,570
Giant Industries, Inc.+	112,000	7,997,920

		21,268,026

Financial Services — 4.6%
Apollo Investment Corp.	320,600	6,181,168
Knight Capital Group, Inc., Class A+	634,500	10,494,630

		16,675,798

Food, Beverage & Tobacco — 2.2%
Lance, Inc.	330,300	7,871,049

Health Services — 3.5%
Dendrite International, Inc.+	184,847	1,683,956
Kindred Healthcare, Inc.+	223,900	5,917,677
LifePoint Hospitals, Inc.+	157,000	5,289,330

		12,890,963

Household & Personal Products — 1.8%
Nu Skin Enterprises, Inc., Class A	460,650	6,587,295

Housing & Household Durables — 1.4%
Sealy Corp.	384,800	5,256,368

Insurance — 5.5%
Assured Guaranty, Ltd.	236,505	6,030,878
Platinum Underwriters Holdings, Ltd.	304,800	8,622,792
Scottish Re Group, Ltd.	101,480	404,905
Selective Insurance Group, Inc.	97,000	4,947,000

		20,005,575

Internet Software — 2.5%
RealNetworks, Inc.+	919,000	9,180,810

Manufacturing — 5.0%
Acuity Brands, Inc.	90,800	3,970,684
Freightcar America, Inc.	120,000	6,439,200
Mueller Industries, Inc.	140,000	5,143,600
NN, Inc.	202,900	2,586,975

		18,140,459

Medical Products — 1.5%
Merit Medical Systems, Inc.+	375,000	5,445,000

Metals & Mining — 3.4%
Cleveland-Cliffs, Inc.	342,000	12,363,300

Pharmaceuticals — 5.4%
Noven Pharmaceuticals, Inc.+	592,086	11,699,619
Perrigo Co.	500,000	7,920,000

		19,619,619

Real Estate Investment Trusts — 2.8%
Home Properties, Inc.	140,500	7,837,090
Inland Real Estate Corp.	149,400	2,421,774

		10,258,864

Retail — 5.6%
Cash America International, Inc.	273,000	9,350,250
Charming Shoppes, Inc.+	599,400	6,179,814
The Finish Line, Inc., Class A	406,700	5,002,410

		20,532,474

Transportation — 1.4%
StealthGas, Inc.	417,880	5,181,712

Utilities — 2.0%
Cleco Corp.	61,300	1,515,336
IDACORP, Inc.	155,000	5,778,400
		7,293,736
Total Long-Term Investment Securities
(cost $350,637,018)		345,006,444

REPURCHASE AGREEMENTS — 5.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$14,122,000	14,122,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $6,035,503 and collaterized by $6,145,000 of Federal Home Mtg. Assoc. Notes, bearing interest at 6.50% due 07/26/16 and having an approximate value of $6,160,363	6,035,000	6,035,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $314,026 and collaterized by $330,000 of Federal Home Mtg. Assoc. Notes, bearing interest at 4.25% due 08/15/10 and having an approximate value of $324,225	314,000	314,000

Total Repurchase Agreements
(cost $20,471,000)		20,471,000

TOTAL INVESTMENTS —
(cost $371,108,018)(2)	100.3%	365,477,444
Liabilities in excess of other assets	(0.3)	(1,178,453)
NET ASSETS—	100.0%	$364,298,991

+            Non-income producing securities

(1)     See Note 1 for details of Joint Repurchase Agreement

(2)     See Note 4 for cost of investments on a tax basis

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2006	Appreciation (Depreciation)
11 Long	Russell 2000 Index	September 2006	$3,811,289	$3,875,300	$64,011

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 93.5%
Aerospace & Military Technology — 2.8%
General Dynamics Corp.	134,357	$9,004,606

Banks — 3.6%
Bank of America Corp.	223,900	11,537,567

Broadcasting & Media — 6.1%
Comcast Corp., Class A +	369,776	12,712,899
News Corp., Class A	353,200	6,795,568
		19,508,467

Business Services — 3.0%
BearingPoint, Inc.+	1,203,600	9,628,800

Conglomerate — 3.4%
General Electric Co.	328,300	10,732,127

Energy Sources — 9.4%
Chevron Corp.	171,100	11,254,958
Exxon Mobil Corp.	275,500	18,662,370
		29,917,328

Financial Services — 7.1%
Chicago Mercantile Exchange Holdings, Inc.	25,488	11,755,066
Citigroup, Inc.	224,200	10,831,102
		22,586,168

Health Services — 9.1%
UnitedHealth Group, Inc.	379,758	18,163,825
WellPoint, Inc.+	145,874	10,867,613
		29,031,438

Housing & Household Durables — 3.5%
Lennar Corp., Class A	245,872	10,997,855

Leisure & Tourism — 6.8%
Las Vegas Sands Corp.+	348,697	21,629,675

Medical Products — 6.2%
Fisher Scientific International, Inc.+	158,000	11,709,380
Johnson & Johnson	128,400	8,031,420
		19,740,800

Metals & Mining — 4.0%
Southern Copper Corp.	130,700	12,612,550

Pharmaceuticals — 5.5%
Genentech, Inc.+	217,464	17,575,440

Retail — 0.5%
Wal-Mart Stores, Inc.	39,000	1,735,500

Telecommunications — 16.9%
American Tower Corp., Class A+	360,400	12,181,520
AT&T, Inc.	238,200	7,143,618
Level 3 Communications, Inc.+	2,660,600	10,402,946
Motorola, Inc.	278,800	6,345,488
NII Holdings, Inc.+	212,600	11,221,028
QUALCOMM, Inc.	189,279	6,673,978
		53,968,578

Transportation — 5.6%
Burlington Northern Santa Fe Corp.	146,333	10,083,807
FedEx Corp.	74,875	7,840,161
		17,923,968

Total Long-Term Investment Securities
(cost $255,443,732)		298,130,867

REPURCHASE AGREEMENTS — 4.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$2,786,000	2,786,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $6,208,517 and collateralized by $5,905,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13%, due 06/15/10 and having an approximate value of $6,333,113	6,208,000	6,208,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $5,989,499 and collateralized by $6,335,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.20%, due 03/05/19 and having an approximate value of $6,113,275	5,989,000	5,989,000
Total Repurchase Agreements
(cost $14,983,000)		14,983,000

TOTAL INVESTMENTS —
(cost $270,426,732)(1)	98.2%	313,113,867
Other assets less liabilities	1.8	5,750,509
NET ASSETS—	100.0%	$318,864,376

+       Non-income producing securities

(1)     See Note 4 for cost of investments on a tax basis

(2)     See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 94.4%
Canada — 3.8%
Shoppers Drug Mart Corp.	338,093	$13,144,908

France — 11.1%
Alcatel SA †	643,352	7,256,653
LVMH Moet Hennessy Louis Vuitton SA	115,123	11,566,123
Vallourec SA	47,500	10,327,142
Vivendi SA	271,200	9,183,885
		38,333,803
Germany — 10.2%
Bayerische Motoren Werke (BMW) AG	283,800	14,649,683
Deutsche Bank AG	95,200	10,975,168
Siemens AG	118,057	9,517,369
		35,142,220
Hong Kong — 2.5%
Shangri-La Asia, Ltd.	4,056,000	8,435,428

Ireland — 3.2%
Bank of Ireland	618,500	10,902,994

Italy — 3.2%
UniCredito Italiano SpA	1,451,646	11,172,356

Japan — 17.5%
HOYA Corp.	303,400	10,612,185
Mitsubishi UFJ Financial Group, Inc.	772	10,908,806
NTT DoCoMo, Inc.	10,450	15,222,208
SQUARE ENIX Co., Ltd.	567,200	11,750,185
YAMADA DENKI Co., Ltd.	121,700	11,836,146
		60,329,530
Mexico — 3.0%
America Movil SA de CV, Series L ADR	284,228	10,169,678

Netherlands — 3.2%
Akzo Nobel NV	197,386	10,983,258

Singapore — 1.9%
CapitaLand, Ltd.	2,581,000	6,702,410

South Korea — 2.1%
SK Telecom Co., Ltd.	34,000	7,065,536

Sweden — 3.0%
Atlas Copco AB, Class A	411,535	10,249,760

Switzerland — 15.3%
Adecco SA	244,500	14,226,322
Lonza Group AG	163,369	11,092,178
Novartis AG	221,635	12,589,725
Roche Holding AG	82,226	14,633,695
		52,541,920
United Kingdom — 14.4%
Diageo PLC	776,800	13,654,495
GlaxoSmithKline PLC	546,100	15,107,898
GUS PLC	600,768	11,295,289
Willis Group Holdings, Ltd.	295,000	9,596,350
		49,654,032
Total Long-Term Investment Securities
(cost $293,842,144)		324,827,833

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 08/01/06
(cost $753,000)	$753,000	753,000

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/31/06, to be repurchased 08/01/06 in the amount of $8,359,697 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.50%, due 07/26/16 and having an approximate value of $8,531,275 (cost $8,359,000)	8,359,000	8,359,000

TOTAL INVESTMENTS
(cost $302,954,144) (1)	97.1%	333,939,833
Other assets less liabilities	2.9	10,017,389

NET ASSETS	100.0%	$343,957,222

† Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

Portfolio breakdown by industry as a percentage of net assets:

Banks	12.8%
Pharmaceuticals	12.3
Telecommunications	11.5
Retail	10.5
Chemicals	6.4
Manufacturing	5.8
Automotive	4.3
Business Services	4.1
Food, Beverage & Tobacco	4.0
Computer Software	3.4
Conglomerate	3.4
Electronics	3.1
Machinery	3.0
Insurance	2.8
Broadcasting & Media	2.7
Repurchase Agreements	2.5
Leisure & Tourism	2.4
Real Estate Companies	1.9
Short-Term Investment Securities	0.2
97.1%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 96.8%
Broadcasting & Media — 3.2%
Getty Images, Inc.+	55,850	$2,605,403

Computer Software — 12.9%
Adobe Systems, Inc.+	97,800	2,788,278
Autodesk, Inc.+	66,200	2,258,082
Oracle Corp.+	184,000	2,754,480
Red Hat, Inc.+	119,000	2,817,920

		10,618,760

Computers & Business Equipment — 14.0%
Apple Computer, Inc.+	99,790	6,781,728
Dell, Inc.+	100,200	2,172,336
Hewlett-Packard Co.	79,400	2,533,654

		11,487,718

Electronics — 16.1%
Analog Devices, Inc.	75,400	2,437,682
Chartered Semiconductor Manufacturing, Ltd.+	4,500,000	3,078,190
Energy Conversion Devices, Inc.+	92,910	3,126,421
Marvell Technology Group, Ltd.+	113,220	2,100,231
Texas Instruments, Inc.	84,000	2,501,520

		13,244,044

Financial Services — 8.6%
Chicago Mercantile Exchange Holdings, Inc.	4,895	2,257,574
E*TRADE Financial Corp.+	204,860	4,775,287

		7,032,861

Internet Content — 21.5%
eBay, Inc.+	92,100	2,216,847
Equinix, Inc.+	64,950	3,402,081
Google, Inc., Class A+	12,302	4,755,953
Move, Inc.+	650,050	2,860,220
Yahoo!, Inc.+	164,720	4,470,501

		17,705,602

Telecommunications — 20.5%
Amdocs, Ltd.+	83,200	3,018,496
American Tower Corp., Class A+	89,160	3,013,608
Ciena Corp.+	788,340	2,861,674
Cisco Systems, Inc.+	140,600	2,509,710
Comverse Technology, Inc.+	129,610	2,511,842
Motorola, Inc.	130,600	2,972,456

		16,887,786

Total Long-Term Investment Securities
(cost $78,424,987)		79,582,174

REPURCHASE AGREEMENTS — 3.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$515,000	515,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $2,221,185 and collaterized by $2,385,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.70% due 03/27/23 and having an approximate value of $2,265,750	2,221,000	2,221,000
Agreements with State Street Bank & Trust Co., bearing interest at 3.00% dated 07/31/06, to be repurchased 08/01/06 in the amount of $267,022 and collaterized by $290,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.75% due 01/19/16 and having an approximate value of $276,585	267,000	267,000

Total Repurchase Agreements
(cost $3,003,000)		3,003,000

TOTAL INVESTMENTS —
(cost $81,427,987)(2)	100.5%	82,585,174
Liabilities in excess of other assets	(0.50)	(388,659)
NET ASSETS—	100.00%	$82,196,515

+  Non-income producing securities

(1) See Note 1 for details of Joint Repurchase Agreement

(2) See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2006 - (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 100.2%
Apparel & Textiles — 3.4%
VF Corp.	97,200	$6,592,104

Business Services — 3.1%
United Rentals, Inc. †	212,100	5,921,832

Chemicals — 3.7%
The Sherwin-Williams Co.	139,000	7,033,400

Computers & Business Equipment — 3.3%
Hewlett-Packard Co.	197,000	6,286,270

Energy Sources — 18.1%
Chevron Corp.	103,300	6,795,074
ConocoPhillips	97,900	6,719,856
Marathon Oil Corp.	78,600	7,124,304
Occidental Petroleum Corp.	63,500	6,842,125
Oneok, Inc.	191,000	7,107,110

		34,588,469

Financial Services — 13.2%
Countrywide Financial Corp.	171,600	6,148,428
IndyMac Bancorp, Inc.	141,100	5,961,475
The Bear Stearns Cos., Inc.	46,300	6,568,581
The Goldman Sachs Group, Inc.	43,100	6,583,525

		25,262,009

Food, Beverage & Tobacco — 7.1%
Campbell Soup Co.	172,300	6,319,964
UST, Inc.	144,000	7,279,200

		13,599,164

Health Services — 3.5%
IMS Health, Inc.	242,200	6,645,968

Insurance — 10.5%
Chubb Corp.	132,000	6,655,440
Cincinnati Financial Corp.	137,700	6,493,932
WR Berkley Corp.	194,600	7,005,600

		20,154,972

Machinery — 6.7%
Cummins, Inc.	54,500	6,376,500
PACCAR, Inc.	80,400	6,492,300

		12,868,800

Manufacturing — 3.0%
Eaton Corp.	88,000	5,640,800

Metals & Mining — 3.1%
Steel Dynamics, Inc.	103,800	6,022,476

Pharmaceuticals — 3.7%
Merck & Co., Inc.	176,600	7,111,682

Real Estate Investment Trusts — 6.8%
New Century Financial Corp.	144,600	6,313,236
New Plan Excel Reality Trust	261,900	6,788,448

		13,101,684

Telecommunications — 7.3%
AT&T, Inc.	230,900	6,924,691
BellSouth Corp.	177,900	6,968,343

		13,893,034

Utilities — 3.7%
OGE Energy Corp.	184,600	6,987,110

Total Long-Term Investment Securities
(cost $188,408,997) (1)	100.2%	191,709,774
Liabilities in excess of other assets	(0.2)	(400,886)

NET ASSETS	100.0%	$191,308,888

†   Non-income producing securities

(1) See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements

As of July 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Focused Multi-Cap Growth	0.49%	$344,000
Focused Large-Cap Value	9.03	6,273,000
Focused Small-Cap Value	20.32	14,122,000
Focused Growth and Income	4.01	2,786,000
Focused Technology	0.74	515,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 31, 2006, bearing interest at a rate of 4.71% per annum, with a principal amount of $69,497,000, a repurchase price of $69,506,093 and a maturity date of  August 1, 2006. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Notes	7.25%	05/15/16	$56,185,000	$66,553,661
U.S. Treasury Notes	3.88	02/15/13	4,530,000	4,337,475

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned securities issued by American International Group, Inc. (“AIG”) or an affiliate therof. For the nine months ended July 31, 2006, transactions in securities of AIG were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2005
Focused Equity Strategy	Various AIG SunAmerica Funds*	$1,805,641	$37,860,177	$602,705,011
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	6,548,391	37,461,868	720,681,755
Focused Balanced Strategy	Various AIG SunAmerica Funds*	6,557,073	16,980,731	486,791,427
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,681,445	1,339,588	73,935,766
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	855,359	117,983	31,674,093

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2006
Focused Equity Strategy	Various AIG SunAmerica Funds*	$202,519,167	$178,864,533	$27,877,632	$(9,474,220)	$644,763,057
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	170,178,594	112,537,484	29,546,070	(4,171,966)	$803,696,969
Focused Balanced Strategy	Various AIG SunAmerica Funds*	153,334,944	183,864,180	11,969,837	(3,101,095)	$465,130,933
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	30,719,207	41,351,083	916,377	(433,252)	$63,787,015
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	14,832,673	23,685,388	76,678	32,500	$22,930,556

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$598,580,409	$732,225,035	$442,634,553	$62,422,389	$23,243,080
Appreciation	50,364,573	86,850,217	26,053,444	2,352,478	420,210
Depreciation	(4,181,925)	(6,378,282)	(3,557,064)	(987,852)	(732,734)
Net unrealized appreciation (depreciation)	$46,182,648	$80,471,934	$22,496,380	$1,364,626	$(312,524)

		Focused Multi-			Focused Large-
	Focused Large-Cap	Cap Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth	Growth Portfolio	Portfolio
Cost	$1,198,424,441	$376,686,020	$70,759,504	$266,514,207	$515,695,370
Appreciation	232,607,004	53,037,579	4,975,368	60,613,041	93,601,241
Depreciation	(88,907,975)	(29,007,079)	(1,460,968)	(18,942,258)	(23,514,698)
Net unrealized appreciation (depreciation)	$143,699,029	$24,030,500	$3,514,400	$41,670,783	$70,286,543

	Focused Multi-	Focused Mid-Cap		Focused Growth	Focused
	Cap Value	Value	Focused Small-Cap	and Income	International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$479,088,776	$68,627,954	$371,051,584	$272,372,498	$302,990,870
Appreciation	120,932,256	5,736,486	23,169,764	47,634,920	38,435,229
Depreciation	(15,051,147)	(2,166,075)	(28,743,904)	(6,893,551)	(7,486,266)
Net unrealized appreciation (depreciation)	$105,881,109	$3,570,411	$(5,574,140)	$40,741,369	$30,948,963

	Focused Technology	Focused Dividend
	Portfolio	Strategy Portfolio
Cost	$81,465,872	$190,389,766
Appreciation	10,917,154	7,160,150
Depreciation	(9,797,852)	(5,840,142)
Net unrealized appreciation (depreciation)	$1,119,302	$1,320,008

Note 5. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and the distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 27, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 27, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 27, 2006